Investments and Advances to Equity Method Investments - Schedule of Related Party Balances of FCG, Sierra Parima and PDP (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
FCG [Member]
Schedule of Related Party Balances of FCG [Line Items]
Assets	$ 5,297	$ 7,503
Liabilities	51	3,384
PDP [Member]
Schedule of Related Party Balances of FCG [Line Items]
Assets	2,568	2,288
Liabilities	$ 2,560	1,685
Sierra Parima [Member]
Schedule of Related Party Balances of FCG [Line Items]
Assets		2,230
Liabilities		$ 57,438